UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	March 31, 2018

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.2%		
CONSUMER DISCRETIONARY 15.7%		
Auto Components 0.9%		
Aptiv	76,000	6,458
Borg-Warner	34,000	1,708
		8,166
Automobiles 0.2%		
Ferrari (1)	15,220	1,834
		1,834
Diversified Consumer Services 1.0%		
Bright Horizons Family Solutions (2)	18,300	1,825
Grand Canyon Education (2)	15,000	1,574
Service Corporation International	105,400	3,978
Sotheby's (2)	29,300	1,503
		8,880
Hotels, Restaurants & Leisure 4.1%		
Aramark	55,300	2,188
Choice Hotels International	22,900	1,835
Domino's Pizza	17,000	3,971
Dunkin Brands (1)	73,500	4,387
Extended Stay America, Equity Units	80,600	1,593
Hilton Worldwide Holdings	44,333	3,492
MGM Resorts International	94,800	3,320
Norwegian Cruise Line Holdings (2)	34,000	1,801
Papa John's International (1)	24,900	1,427
Restaurant Brands International	45,200	2,573
Royal Caribbean Cruises	18,800	2,213
Wynn Resorts	14,300	2,608
Yum China Holdings	43,400	1,801

Yum! Brands	41,600	3,541
		36,750
Household Durables 1.4%		
Mohawk Industries (2)	19,300	4,482
Newell Brands (1)	45,800	1,167
NVR (2)	1,200	3,360
Toll Brothers	52,300	2,262
Whirlpool	6,800	1,041
		12,312
Internet & Direct Marketing Retail 0.3%		
Ctrip.com International, ADR (1)(2)	46,100	2,149
Wayfair, Class A (2)	14,210	960
		3,109
Leisure Products 0.1%		
Polaris Industries (1)	7,800	893
		893
Media 0.5%		
Altice USA, Class A (1)(2)	25,258	467
Interpublic Group (1)	53,000	1,220
Omnicom Group (1)	33,600	2,442
		4,129
Multiline Retail 1.6%		
Dollar General	85,600	8,008
Dollar Tree (2)	64,900	6,159
		14,167
Specialty Retail 4.4%		
AutoZone (2)	2,300	1,492
Burlington Stores (2)	45,700	6,085
CarMax (1)(2)	58,900	3,648
Five Below (2)	26,000	1,907

L Brands	32,500	1,242
Michaels (2)	42,200	832
O'Reilly Automotive (2)	23,000	5,690
Ross Stores	115,000	8,968
Tiffany	30,100	2,939
Tractor Supply	23,800	1,500
Ulta Beauty (2)	20,600	4,208
Williams-Sonoma (1)	23,400	1,234
		39,745
Textiles, Apparel & Luxury Goods 1.2%		
Carters	12,300	1,280
lululemon athletica (2)	29,600	2,638
PVH	12,300	1,863
Tapestry	93,200	4,903
		10,684
Total Consumer Discretionary		140,669
CONSUMER STAPLES 5.1%		
Beverages 1.1%		
Brown-Forman, Class B	69,092	3,758
Dr Pepper Snapple	48,200	5,706
		9,464
Food & Staples Retailing 0.4%		
Casey's General Stores (1)	16,200	1,778
PriceSmart (1)	8,500	710
Sprouts Farmers Market (2)	46,000	1,080
		3,568
Food Products 2.4%		
Conagra Brands	50,600	1,866
Hershey Foods	50,200	4,968
Hormel Foods (1)	63,300	2,173
McCormick (1)	49,800	5,298
Pinnacle Foods	52,200	2,824

Tyson Foods, Class A	56,800	4,157
		21,286
Household Products 1.2%		
Church & Dwight	94,200	4,744
Clorox	35,500	4,725
Energizer Holdings (1)	22,800	1,359
		10,828
Total Consumer Staples		45,146
ENERGY 1.7%		
Energy Equipment & Services 0.1%		
Oceaneering International	34,700	643
		643
Oil, Gas & Consumable Fuels 1.6%		
Andeavor	16,200	1,629
Cabot Oil & Gas	61,600	1,477
Centennial Resource Development, Class A (1)(2)	84,950	1,559
Cimarex Energy	8,100	757
Concho Resources (2)	11,100	1,669
Diamondback Energy (1)(2)	15,200	1,923
Jagged Peak Energy (1)(2)	139,468	1,971
RSP Permian (2)	34,100	1,599
Venture Global LNG, Series B, Acquisition Date: 3/8/18 Cost $118 (2)(3)(4)	39	118
Venture Global LNG, Series C, Acquisition Date: 10/16/17 - 3/8/18, Cost $1,703 (2)(3)(4)	458	1,383
		14,085
Total Energy		14,728
FINANCIALS 8.3%		
Banks 2.2%		
BankUnited	45,702	1,827
Citizens Financial	40,500	1,700

Fifth Third Bancorp	79,400	2,521
First Republic Bank	61,800	5,724
Signature Bank (2)	13,700	1,945
SVB Financial Group (2)	13,200	3,168
Webster Financial	59,445	3,293
		20,178
Capital Markets 3.6%		
Cboe Global Markets	51,500	5,876
E*TRADE Financial (2)	41,900	2,322
FactSet Research Systems (1)	7,950	1,585
Financial Engines	24,966	874
Invesco	23,900	765
Lazard, Class A	59,200	3,112
MarketAxess Holdings (1)	9,100	1,979
Moody's	33,200	5,355
MSCI	20,000	2,989
Nasdaq	22,500	1,940
Northern Trust	12,200	1,258
State Street	7,300	728
TD Ameritrade Holding	65,900	3,903
		32,686
Consumer Finance 0.2%		
Discover Financial	21,200	1,525
		1,525
Insurance 2.3%		
Assurant	20,400	1,865
Axis Capital Holdings	30,600	1,762
FNF Group	94,200	3,770
Progressive	130,700	7,963
Willis Towers Watson	31,900	4,855
		20,215
Total Financials		74,604

HEALTH CARE 13.7%

Biotechnology 4.1%

ACADIA Pharmaceuticals (1)(2)	72,200	1,622
Agios Pharmaceuticals (1)(2)	9,500	777
Alexion Pharmaceuticals (2)	14,000	1,560
Alkermes (1)(2)	53,000	3,072
Alnylam Pharmaceuticals (1)(2)	31,800	3,787
BioMarin Pharmaceutical (1)(2)	55,500	4,499
Bluebird Bio (1)(2)	8,800	1,503
Blueprint Medicines (2)	7,400	679
Exelixis (2)	90,400	2,002
FibroGen (1)(2)	17,500	809
Incyte (2)	60,500	5,041
Ironwood Pharmaceuticals (1)(2)	119,800	1,849
Neurocrine Biosciences (1)(2)	39,322	3,261
SAGE Therapeutics (1)(2)	9,753	1,571
Sarepta Therapeutics (1)(2)	15,100	1,119
Seattle Genetics (1)(2)	40,119	2,100
TESARO (1)(2)	20,881	1,193
Ultragenyx Pharmaceutical (1)(2)	10,400	530
		36,974

Health Care Equipment & Supplies 3.2%

Align Technology (2)	11,600	2,913
Cooper Companies	30,000	6,864
Dentsply Sirona	21,057	1,059
Hologic (2)	142,500	5,324
IDEXX Laboratories (2)	27,500	5,263
STERIS	16,800	1,569
Teleflex	17,500	4,462
West Pharmaceutical Services (1)	16,000	1,413
		28,867

Health Care Providers & Services 2.4%

Acadia Healthcare (1)(2)	54,313	2,128
AmerisourceBergen	26,600	2,293
Centene (2)	42,300	4,521

DaVita (2)	22,498	1,484
Henry Schein (1)(2)	48,800	3,280
Molina Healthcare (1)(2)	36,000	2,922
Universal Health Services, Class B	17,100	2,025
WellCare Health Plans (2)	12,400	2,401
		21,054
Health Care Technology 0.9%		
athenahealth (2)	5,100	729
Cerner (2)	36,200	2,100
Medidata Solutions (1)(2)	28,900	1,815
Veeva Systems, Class A (2)	47,700	3,483
		8,127
Life Sciences Tools & Services 1.8%		
Agilent Technologies	48,600	3,251
Bruker	43,800	1,311
Illumina (2)	24,685	5,836
IQVIA Holdings (2)	20,400	2,001
Mettler-Toledo International (2)	6,500	3,738
		16,137
Pharmaceuticals 1.3%		
Catalent (2)	40,700	1,671
Jazz Pharmaceuticals (2)	11,300	1,706
Nektar Therapeutics (1)(2)	22,600	2,402
Zoetis	70,300	5,871
		11,650
Total Health Care		122,809
INDUSTRIALS & BUSINESS SERVICES 19.7%		
Aerospace & Defense 2.7%		
BWX Technologies	31,400	1,995
Harris	45,500	7,338
Huntington Ingalls Industries	14,000	3,609
L3 Technologies	17,400	3,619

Waste Connections	59,875	4,295
		22,749
Construction & Engineering 0.3%		
Valmont Industries	17,500	2,560
		2,560
Electrical Equipment 1.7%		
Acuity Brands (1)	13,600	1,893
AMETEK	26,537	2,016
Generac Holdings (1)(2)	28,100	1,290
Hubbell	25,000	3,045
Rockwell Automation	18,600	3,240
Sensata Technologies Holding (1)(2)	74,400	3,856
		15,340
Industrial Conglomerates 0.4%		
Roper Technologies	13,100	3,677
		3,677
Machinery 3.3%		
Donaldson	38,100	1,716
Flowserve (1)	28,700	1,243
Fortive	53,500	4,147
Graco	57,300	2,620
IDEX	18,575	2,647
Middleby (1)(2)	18,700	2,315
Nordson	19,200	2,618
PACCAR	31,100	2,058
Snap-On (1)	17,100	2,523
Toro	33,900	2,117
WABCO Holdings (2)	11,100	1,486
Wabtec (1)	29,800	2,426

Xylem	26,000	2,000
		29,916
Marine 0.1%		
Kirby (2)	11,000	847
		847
Professional Services 3.3%		
CoStar Group (2)	15,400	5,585
Equifax	37,300	4,394
IHS Markit (2)	71,243	3,437
ManpowerGroup	15,500	1,784
Nielsen Holdings (1)	103,500	3,290
Robert Half International (1)	29,700	1,719
TransUnion (2)	71,600	4,066
Verisk Analytics (2)	50,200	5,221
		29,496
Road & Rail 1.4%		
Genesee & Wyoming, Class A (2)	25,900	1,834
J.B. Hunt Transport Services	18,300	2,144
Kansas City Southern	28,400	3,120
Landstar System	11,200	1,228
Old Dominion Freight Line	15,700	2,307
Schneider National, Class B (1)	57,595	1,501
		12,134
Trading Companies & Distributors 0.8%		
Fastenal (1)	16,700	912
HD Supply Holdings (2)	124,400	4,720
Watsco (1)	10,900	1,972
		7,604
Total Industrials & Business Services		176,299

INFORMATION TECHNOLOGY 27.1%

Communications Equipment 0.7%		
Motorola Solutions	19,900	2,095
Palo Alto Networks (2)	23,400	4,248
		6,343
Electronic Equipment, Instruments & Components 2.5%		
Amphenol, Class A	72,800	6,270
Cognex	39,000	2,028
Coherent (1)(2)	18,760	3,516
Corning	91,400	2,548
IPG Photonics (2)	9,100	2,124
Keysight Technologies (2)	86,300	4,521
Trimble (2)	38,300	1,374
		22,381
Internet Software & Services 2.1%		
2U (2)	8,900	748
Dropbox, Class A (2)	8,777	274
Dropbox, Class A, Acquisition Date: 11/7/14, Cost $356 (2)(3)	12,439	369
Dropbox, Class B, Acquisition Date: 5/1/12, Cost $384 (2)(3)	28,308	840
IAC/InterActiveCorp (2)	22,000	3,440
Match, Class A (1)(2)	77,300	3,435
MercadoLibre (1)	4,000	1,426
Shopify, Class A (2)	12,300	1,533
VeriSign (1)(2)	39,000	4,624
Zillow, Class A (1)(2)	37,800	2,041
		18,730
IT Services 7.6%		
Black Knight (2)	94,525	4,452
Booz Allen Hamilton	139,800	5,413
CoreLogic (2)	63,700	2,881
EPAM Systems (2)	13,700	1,569
Fidelity National Information	86,700	8,349
Fiserv (2)	113,000	8,058
FleetCor Technologies (2)	23,500	4,759

Gartner (1)(2)	48,700	5,728
Genpact (1)	45,400	1,452
Global Payments	60,500	6,747
Leidos Holdings	48,700	3,185
Paychex (1)	27,400	1,688
Sabre (1)	111,300	2,387
WEX (2)	17,300	2,710
Worldpay, Class A (2)	102,700	8,446
		67,824
Semiconductors & Semiconductor Equipment 4.8%		
Entegris	79,200	2,756
Integrated Device Technology (1)(2)	37,700	1,152
KLA-Tencor	46,300	5,047
Marvell Technology Group (1)	229,130	4,812
Maxim Integrated Products	111,500	6,715
Microchip Technology (1)	95,600	8,734
Monolithic Power Systems	11,600	1,343
Skyworks Solutions	72,800	7,299
Xilinx	65,600	4,739
		42,597
Software 9.4%		
Ansys (2)	8,400	1,316
Atlassian, Class A (1)(2)	115,783	6,243
Autodesk (2)	38,800	4,873
Cadence Design Systems (2)	75,200	2,765
CDK Global	64,000	4,054
Electronic Arts (2)	31,500	3,819
Ellie Mae (1)(2)	15,500	1,425
Fortinet (2)	33,400	1,790
Guidewire Software (1)(2)	51,000	4,122
Proofpoint (1)(2)	22,700	2,580
Red Hat (2)	48,300	7,221
ServiceNow (2)	42,000	6,949
Splunk (1)(2)	40,200	3,955
SS&C Technologies Holdings	92,900	4,983
Symantec	219,900	5,684

Sealed Air (1)	75,600	3,235
		10,188
Metals & Mining 0.2%		
Wheaton Precious Metals	66,300	1,350
		1,350
Total Materials		38,150
REAL ESTATE 2.5%		
Equity Real Estate Investment Trusts 2.2%		
American Campus Communities, REIT	42,070	1,625
CubeSmart, REIT	48,300	1,362
Equinix, REIT	3,390	1,417
Federal Realty Investment Trust, REIT (1)	8,200	952
Iron Mountain, REIT	54,200	1,781
MGM Growth Properties, REIT, Class A (1)	69,800	1,852
SBA Communications, REIT (2)	45,300	7,743
SL Green Realty, REIT	16,000	1,549
VEREIT, REIT (1)	175,940	1,225
		19,506
Real Estate Management & Development 0.3%		
Jones Lang LaSalle	14,300	2,497
WeWork, Class A, Acquisition Date: 12/9/14 - 6/23/15 Cost $132 (2)(3)(4)	9,059	416
		2,913
Total Real Estate		22,419
TELECOMMUNICATION SERVICES 0.2%		
Diversified Telecommunication Services 0.2%		
Zayo Group Holdings (2)	53,400	1,824
Total Telecommunication Services		1,824

UTILITIES 0.9%		
Gas Utilities 0.4%		
Atmos Energy	40,800	3,437
		3,437
Multi-Utilities 0.2%		
NiSource	79,300	1,896
		1,896
Water Utilities 0.3%		
American Water Works	33,369	2,741
		2,741
Total Utilities		8,074
Total Common Stocks (Cost $617,171)		886,604
PREFERRED STOCKS 0.0%		
CONSUMER DISCRETIONARY 0.0%		
Internet & Direct Marketing Retail 0.0%		
Flipkart, Series G, Acquisition Date: 12/17/14 Cost $382 (2)(3)(4)	3,187	377
Total Consumer Discretionary		377
Total Preferred Stocks (Cost $382)		377
CONVERTIBLE PREFERRED STOCKS 0.6%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Direct Marketing Retail 0.2%		
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $516 (2)(3)(4)	12,672	1,483
Airbnb, Series E, Acquisition Date: 7/14/15 Cost $185 (2)(3)(4)	1,981	232
Total Consumer Discretionary		1,715

INFORMATION TECHNOLOGY 0.1%		
Software 0.1%		
Tanium, Series G, Acquisition Date: 8/26/15 Cost $985 (2)(3)(4)	198,465	1,034
Total Information Technology		1,034
REAL ESTATE 0.3%		
Real Estate Management & Development 0.3%		
WeWork, Series D-1, Acquisition Date: 12/9/14 Cost $316 (2)(3)(4)	18,959	869
WeWork, Series D-2, Acquisition Date: 12/9/14 Cost $248 (2)(3)(4)	14,896	683
WeWork, Series E, Acquisition Date: 6/23/15 Cost $428 (2)(3)(4)	13,014	597
Total Real Estate		2,149
Total Convertible Preferred Stocks (Cost $2,678)		4,898
SHORT-TERM INVESTMENTS 0.1%		
Money Market Funds 0.1%		
T. Rowe Price Government Reserve Fund, 1.63% (5)(6)	1,150,535	1,150
Total Short-Term Investments (Cost $1,150)		1,150
SECURITIES LENDING COLLATERAL 15.9%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 15.9%		
Short-Term Funds 15.9%		
T. Rowe Price Short-Term Fund, 1.84% (5)(6)	14,201,471	142,015
Total Investments through Securities Lending Program with State Street Bank and Trust Company		142,015
Total Securities Lending Collateral (Cost $142,015)		142,015
Total Investments in Securities 115.8% of Net Assets (Cost $763,396)		$ 1,035,044

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $(213,000) for the period ended March 31, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2018, the value of loaned securities was $136,227,000; the value of cash collateral and related investments was $142,015,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018